Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 164	$ 180	$ 231
Work in process	395	218	14
Finished goods	286	102	255
Inventories, net	$ 845	$ 500	$ 500